UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2014

Date of reporting period:	July 31, 2013

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended July 31, 2013.

	2013
	Principal	Amortized	Federal	Fair	Unrealized gain
	Amount	Cost	Tax Cost	Value	(Loss)
Insured

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	$460,000	$466,124	$466,124	$497,002	30,878

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	512,024	512,024	548,770	36,746

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	225,329	225,329	248,140	22,811

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	318,724	318,724	338,625	19,901

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	276,277	276,277	276,064	(213)

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	35,000	35,452	35,452	36,244	792

City of New York NY Public Impts
Unlimited Tax
(Par Call August 1, 2014 @100)
5.0% due August 1, 2017	500,000	506,538	506,538	523,384	16,846

NY Unlimited Tax
(Par Call August 1, 2019 @100)
5.0% due August 1, 2026	350,000	354,315	354,315	385,900	31,585

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	772,481	772,481	841,815	69,334

N.Y.S. Dormitory Authority Revs
State Personal Income Ref Education
5.50% due March 15, 2025	500,000	553,989	553,989	597,120	43,131

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	445,575	445,575	479,080	33,505

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	604,098	604,098	646,601	42,503

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Sien College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,026,762	1,026,762	1,108,680	81,918

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,066,258	1,066,258	1,161,730	95,472

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,054,394	1,054,394	1,201,520	147,126

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,044,701	1,044,701	1,098,963	54,262

N.Y.S. Dormitory Authority Revs
Nonst Supported Debt-NYU
(Par Call July1, 2018 @100)
5.0% due July 1, 2029	300,000	300,000	300,000	315,507	15,507

N.Y.S. Dormitory Authority Lease Revs
Mental Health Svcs Facs
(Par Call August 15, 2020 @100)
5.0% due August 15, 2023	420,000	426,176	426,176	471,853	45,677

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ed School
Impt (Par Call March 15, 2018 @100)
5.0% due March 15, 2022	750,000	938,220	938,220	875,985	(62,235)

N.Y.S. Dormitory Authority Revs
State Personal Income Tax Rev Ref Edu
5.50% due March 15, 2026	200,000	263,462	263,462	238,490	(24,972)

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,221,207	1,221,207	1,366,400	145,193

N.Y.S. Dormitory Authority Revs
State Pers Income Tax Rev
(Par Call March 15, 2018 @100)
5.00% due March 15, 2022	750,000	782,473	782,473	852,503	70,030

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	249,794	249,794	267,118	17,324

State of NY local Govt. Corp, Ref
5.5% due April 1, 2017	700,000	759,931	759,931	779,093	19,162

Rockville Center NY
Limited Tax
4.00% due June 15, 2022	200,000	231,578	231,578	214,376	(17,202)

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	780,000	791,279	791,279	800,303	9,024

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	450,883	450,883	486,376	35,493

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	285,000	301,236	301,236	313,097	11,861

Puerto Rico Commonwealth Highway
and Transportation Auth Transn Rev
5.5% due July 1, 2015	500,000	514,192	514,192	530,365	16,173

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	529,136	529,136	599,615	70,479

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	283,518	283,518	290,021	6,503

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2021	200,000	201,085	201,085	210,550	9,465

Rhinebeck NY Central School District
Unlimited Tax
(Par Call June 15, 2023 @100)
4.00% due June 15, 2025	535,000	598,916	598,916	550,799	(48,117)

NYC Transitional Fin Auth
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 1026	550,000	622,393	622,393	611,996	(10,397)

Port Authority of NY and NJ
Cons 142nd
(Par Call January 15, 2016 @100)
5.0% due July 15, 2030	200,000	199,871	199,871	210,794	10,923

Port Authority of NY and NJ
Cons 144th
(Par Call October 1, 2016 @100)
5.0% due October 1, 2027	300,000	303,821	303,821	322,947	19,126

Port Authority of NY and NJ
Cons 85th
5.375% due March 1, 2028	150,000	154,569	154,569	172,336	17,767

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	1,000,000	1,070,056	1,070,056	1,212,100	142,044

Revenue Backed

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	992,724	992,724	1,160,450	167,726

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2nd Gen
(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	517,792	517,792	551,130	33,338

City of New York Transitional Finance
Auth Rev Sub future Tax Secured
( Par call June 15, 2018 and 2019 @100)
5.0% due November 1,2020	500,000	541,204	541,204	587,105	45,901
5.0% due November 1,2021	1,000,000	1,082,528	1,082,528	1,150,840	68,312

New York State Urban development
5.00% due January 1, 2017	225,000	239,724	239,724	253,053	13,329

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,019,006	1,019,006	1,114,800	95,794

N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	786,400	786,400	889,073	102,673

Pre-refunded

State of NY Local Gov't
Assistance Corp.
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	212,084	212,084	230,852	18,768

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	720,000	720,884	720,884	785,844	64,960

General Obligations

Pawling, NY Central School District
Ref Unlimited Tax
4.00% due November 15, 2015	330,000	348,959	348,959	353,199	4,240

Hilton NY Central School District
Unlimited Tax
4.00% due June 15, 2019	500,000	574,364	574,364	555,705	(18,659)

Cold Spring Harbor, NY Central School District
Ref Unlimited Tax
5.00% due February 1, 2016	100,000	106,791	106,791	110,676	3,885

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2018	850,000	983,642	983,642	980,390	(3,252)

Queensbury New York Union Free
School District Unlimited Tax
4.00% due December 15, 2018	225,000	247,401	247,401	251,817	4,416
Brookhaven, New York
Unlimited Tax
5.00% due November 15, 2019	450,000	513,002	513,002	535,109	22,107

Starpoint, NY Central Scool District
Ref Unlimited Tax
5.00% due June 15, 2020	250,000	297,090	297,090	290,275	(6,815)

Bethlehem, NY Central Scool District
Unlimited Tax
4.00% due January 15, 2021	500,000	559,469	559,469	541,945	(17,524)

Riverhead, New York
Limited Tax
4.0% due June 1, 2021	1,005,000	1,125,140	1,125,140	1,111,389	(13,751)

Nassau County, NY
Gen Impt Unlimited Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	577,931	577,931	564,729	(13,202)

New York, NY
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	561,647	561,647	576,841	15,194

Greece, NY Central Scool District
Unlimited Tax
5.00% due December 15, 2023	500,000	592,443	592,443	565,200	(27,243)

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	277,316	277,316	300,523	23,207

Short-term

Long Island Power Auth NY Elec Sys Rev
5.50% due December 1, 2013	505,000	508,272	508,272	513,757	5,485

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	365,000	369,706	369,706	378,096	8,390

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	275,668	275,668	276,089	421

Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	415,000	420,290	420,290	430,583	10,293

Erie County, NY Indl Dev Agency
School District Buffalo
5.00% due May 1, 2014	250,000	256,848	256,848	258,848	2,000

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	509,383	509,383	515,325	5,942

	$33,600,000	$35,674,545	$35,674,545	$37,515,905	$1,841,360

Item 2.	Controls and Procedures.

(a)	The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	September 19, 2013

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	September 19, 2013

Exhibits

CERTIFICATION

I, Peter Goodman, President and Chief Executive Officer, certify that:

1.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 19, 2013	/S/ Peter Goodman
Peter Goodman
President and Chief Executive Officer

CERTIFICATION

I, Warren F. Pelton, Treasurer and Chief Financial Officer, certify that:

1.	I have reviewed this report on Form N-Q of Tridan Corp.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 19, 2013	/S/ Warren F. Pelton
Warren F. Pelton
Treasurer and Chief Financial Officer